Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Assets acquired and liabilities assumed
Assets acquired and liabilities assumed were as follows:

				2018
	BUSINESS SEGMENT:			BOXBOARD EUROPE
(in millions of Canadian dollars)	ACQUIRED COMPANIES:	BARCELONA CARTONBOARD S.A.U.	PAC SERVICE S.p.A.	TOTAL
Fair values of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		2	4	6
Accounts receivable		25	12	37
Inventories		21	7	28
Property, plant and equipment		72	9	81
Other intangible assets with finite useful life		2	—	2
Other assets		1	—	1
Goodwill		1	7	8
Total assets		124	39	163

Trade and other payables		(50)	(9)	(59)
Current portion of long-term debt		(4)	(3)	(7)
Long-term debt		(12)	(2)	(14)
Provision for contingencies and charges		(1)	—	(1)
Employee future benefits		—	(1)	(1)
Deferred income tax liabilities		(3)	(1)	(4)
Net assets acquired		54	23	77

Cash paid in 2018		54	—	54
Cash paid in 2017 (included in other assets as at December 31, 2017)		—	15	15
Previously held interest		—	3	3
Revaluation gain on previously held interest on January 1, 2018		—	5	5
Total consideration		54	23	77
Assets acquired and liabilities assumed were as follows:

(in millions of Canadian dollars)		2017
	BUSINESS SEGMENT:	CONTAINERBOARD PACKAGING
	ACQUIRED COMPANY:	Coyle Plants
Fair values of identifiable assets acquired and liabilities assumed:
Accounts receivable		12
Inventories		1
Property, plant and equipment		10
Intangible assets with finite useful life (client list)		7
Goodwill		4
Total assets		34

Trade and other payables		(4)
Current portion of long-term debt		(1)
Long-term debt		(3)
Net assets acquired		26

Cash paid in 2017		25
Working capital purchase price adjustment paid in 2018		1
Total consideration		26
The purchase price allocation is preliminary as of December 31, 2018. Assets acquired and liabilities assumed were as follows:

		2018
	BUSINESS SEGMENT:	SPECIALTY PRODUCTS
(in millions of Canadian dollars)	ACQUIRED COMPANIES:	UFP, Clarion & Falcon Packaging
Fair values of identifiable assets acquired and liabilities assumed:
Accounts receivable		10
Inventories		8
Property, plant and equipment		48
Client list		10
Total assets		76

Bank loan		(2)
Trade and other payables		(9)
Long-term debt		(4)
Deferred income tax liabilities		(1)
Net assets acquired		60
Non-controlling interests		(5)
Gain on business combination (net of income taxes of $1 million)		(3)
		52

Cash paid		51
Non-cash provision for working capital adjustment		1
Total consideration		52

		2018
	BUSINESS SEGMENT:	CONTAINERBOARD
(in millions of Canadian dollars)	ACQUIRED ASSETS :	Bear Island
Fair values of identifiable assets acquired and liabilities assumed:
Property, plant and equipment		77
Total assets		77

Asset retirement obligation		(5)
Net assets acquired		72

Cash paid		46
Purchase option fair value issued to White Birch		13
Favourable lease fair value		8
Carrying costs commitment		5
Total consideration		72
Assets acquired and liabilities assumed were as follows:

(in millions of Canadian dollars)		2017
	BUSINESS SEGMENT:	CONTAINERBOARD PACKAGING
	ACQUIRED COMPANY:	Greenpac Holding LLC
Fair values of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		34
Accounts receivable		20
Inventories		23
Current portion of financial assets		4
Property, plant and equipment		512
Financial assets		16
Intangible assets with finite useful life (client list)		39
Goodwill		190
Total assets		838

Trade and other payables		(39)
Current portion of long-term debt		(15)
Current portion of financial liabilities and other liabilities		(90)
Long-term debt		(238)
Financial liabilities		(4)
Deferred income tax liabilities		(91)
Net assets acquired		361
Non-controlling interests		(57)
		304
Total non-cash consideration
Previously held interest		187
Revaluation gain on previously held interest on April 4, 2017		156
Settlement of net liabilities with acquiree before the transaction		(39)
		304